Financial Instruments - Cash Flow Hedges - Additional Information (Detail) - Cash flow hedges [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Deferred income taxes and tax credits/charges	£ 1	£ 28	£ 8
Cash flow hedge gain (loss) recognised in revenue	90	19	19
Cash flow hedge gain (loss) recognised in finance costs	65	27	48
Tax credits in relation to cash flow hedges	£ 1	£ 12	£ 1